Consolidated Balance Sheets Detail - Inventories (Detail) (USD $)	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Inventories [Line Items]
Asset Impairment Charges	$ 0
Inventory Write Down, Gross	2,400,000,000
Raw materials	51,000,000	271,000,000
Work in process	156,000,000	278,000,000
Finished goods	37,000,000	54,000,000
Inventories	244,000,000	603,000,000
Inventory
Inventories [Line Items]
Inventory Write Down, Gross	1,600,000,000
Supply Commitment
Inventories [Line Items]
Inventory Write Down, Gross	800,000,000
Property, Plant and Equipment
Inventories [Line Items]
Asset Impairment Charges	$ 852,000,000